Quarterly Report
December 31, 2020
MFS®  Blended Research®
Core Equity Fund
UNE-Q1

Portfolio of Investments
12/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace – 1.9%
Huntington Ingalls Industries, Inc.	16,688	$2,844,970
Lockheed Martin Corp.	24,594	8,730,378
Northrop Grumman Corp.	34,975	10,657,582
		$22,232,930
Automotive – 1.1%
Lear Corp.	79,216	$12,597,721
Biotechnology – 1.4%
Biogen, Inc. (a)	18,975	$4,646,219
Gilead Sciences, Inc.	71,198	4,147,995
Incyte Corp. (a)	17,285	1,503,449
Vertex Pharmaceuticals, Inc. (a)	27,277	6,446,646
		$16,744,309
Business Services – 1.0%
Amdocs Ltd.	81,872	$5,807,181
Fidelity National Information Services, Inc.	34,428	4,870,185
Fiserv, Inc. (a)	13,063	1,487,353
		$12,164,719
Cable TV – 1.5%
Charter Communications, Inc., “A” (a)	27,466	$18,170,132
Chemicals – 1.0%
Eastman Chemical Co.	116,751	$11,707,790
Computer Software – 9.5%
Adobe Systems, Inc. (a)	35,399	$17,703,748
Cadence Design Systems, Inc. (a)	68,490	9,344,091
DocuSign, Inc. (a)	17,953	3,990,952
Microsoft Corp.	362,770	80,687,303
		$111,726,094
Computer Software - Systems – 9.1%
Apple, Inc.	618,285	$82,040,237
EPAM Systems, Inc. (a)	25,367	9,090,265
HP, Inc.	295,207	7,259,140
ServiceNow, Inc. (a)	15,831	8,713,857
		$107,103,499
Construction – 2.5%
D.R. Horton, Inc.	160,773	$11,080,475
Eagle Materials, Inc.	21,711	2,200,410
Mid-America Apartment Communities, Inc., REIT	72,798	9,222,779
Sherwin-Williams Co.	3,476	2,554,547
Toll Brothers, Inc.	94,533	4,109,349
		$29,167,560
Consumer Products – 2.2%
Colgate-Palmolive Co.	122,592	$10,482,842
Kimberly-Clark Corp.	100,575	13,560,527
Procter & Gamble Co.	12,613	1,754,973
		$25,798,342

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 0.3%
AMETEK, Inc.	29,340	$3,548,380
Electronics – 5.4%
Applied Materials, Inc.	201,850	$17,419,655
Intel Corp.	406,465	20,250,086
NVIDIA Corp.	39,182	20,460,841
Texas Instruments, Inc.	33,703	5,531,673
		$63,662,255
Energy - Independent – 1.4%
ConocoPhillips	145,026	$5,799,590
EOG Resources, Inc.	41,595	2,074,342
Pioneer Natural Resources Co.	9,038	1,029,338
Valero Energy Corp.	140,158	7,928,738
		$16,832,008
Engineering - Construction – 0.3%
Quanta Services, Inc.	53,338	$3,841,403
Food & Beverages – 1.6%
General Mills, Inc.	60,114	$3,534,703
J.M. Smucker Co.	35,892	4,149,115
Mondelez International, Inc.	31,505	1,842,097
PepsiCo, Inc.	65,249	9,676,427
		$19,202,342
Food & Drug Stores – 1.8%
Wal-Mart Stores, Inc.	145,359	$20,953,500
Gaming & Lodging – 0.3%
Marriott International, Inc., “A”	22,992	$3,033,105
General Merchandise – 0.6%
Dollar General Corp.	31,811	$6,689,853
Health Maintenance Organizations – 0.9%
Humana, Inc.	23,732	$9,736,528
UnitedHealth Group, Inc.	2,597	910,716
		$10,647,244
Insurance – 3.1%
Berkshire Hathaway, Inc., “B” (a)	21,130	$4,899,413
Everest Re Group Ltd.	25,605	5,993,874
Hartford Financial Services Group, Inc.	158,278	7,752,456
MetLife, Inc.	311,406	14,620,512
Prudential Financial, Inc.	34,696	2,708,717
Reinsurance Group of America, Inc.	11,023	1,277,566
		$37,252,538
Internet – 6.9%
Alphabet, Inc., “A” (a)	14,728	$25,812,882
Alphabet, Inc., “C” (a)	16,029	28,080,884
Facebook, Inc., “A” (a)	103,493	28,270,148
		$82,163,914

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.5%
Activision Blizzard, Inc.	34,276	$3,182,527
Electronic Arts, Inc.	91,349	13,117,716
Take-Two Interactive Software, Inc. (a)	4,951	1,028,768
		$17,329,011
Machinery & Tools – 3.0%
AGCO Corp.	145,819	$15,032,481
Dover Corp.	9,006	1,137,007
Eaton Corp. PLC	165,064	19,830,789
		$36,000,277
Major Banks – 5.7%
Bank of America Corp.	712,825	$21,605,726
Goldman Sachs Group, Inc.	77,252	20,372,125
JPMorgan Chase & Co.	145,650	18,507,745
State Street Corp.	97,609	7,103,983
		$67,589,579
Medical & Health Technology & Services – 3.3%
HCA Healthcare, Inc.	86,573	$14,237,795
Laboratory Corp. of America Holdings (a)	32,856	6,687,839
McKesson Corp.	68,739	11,955,087
Quest Diagnostics, Inc.	47,157	5,619,700
		$38,500,421
Medical Equipment – 3.3%
Abbott Laboratories	36,293	$3,973,721
Boston Scientific Corp. (a)	132,922	4,778,546
Danaher Corp.	16,628	3,693,744
Medtronic PLC	148,144	17,353,588
Thermo Fisher Scientific, Inc.	20,209	9,412,948
		$39,212,547
Natural Gas - Distribution – 1.3%
Sempra Energy	121,830	$15,522,360
Natural Gas - Pipeline – 0.6%
ONEOK, Inc.	174,993	$6,716,231
Network & Telecom – 0.7%
CoreSite Realty Corp., REIT	27,747	$3,476,144
QTS Realty Trust, Inc., REIT, “A”	78,681	4,868,780
		$8,344,924
Oil Services – 0.1%
NOV, Inc.	97,820	$1,343,069
Other Banks & Diversified Financials – 4.5%
Citigroup, Inc.	209,506	$12,918,140
Mastercard, Inc., “A”	50,478	18,017,617
Moody's Corp.	2,717	788,582
S&P Global, Inc.	36,682	12,058,474
Visa, Inc., “A”	41,176	9,006,427
		$52,789,240

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 5.5%
Eli Lilly & Co.	102,154	$17,247,682
Johnson & Johnson	186,803	29,399,056
Merck & Co., Inc.	219,779	17,977,922
		$64,624,660
Pollution Control – 0.7%
Republic Services, Inc.	31,764	$3,058,873
Waste Management, Inc.	48,543	5,724,676
		$8,783,549
Precious Metals & Minerals – 0.1%
Newmont Corp.	16,948	$1,015,016
Railroad & Shipping – 1.9%
CSX Corp.	109,753	$9,960,085
Kansas City Southern Co.	60,590	12,368,236
		$22,328,321
Real Estate – 1.7%
Brixmor Property Group, Inc., REIT	230,375	$3,812,706
Extra Space Storage, Inc., REIT	66,952	7,757,059
Omega Healthcare Investors, Inc., REIT	22,327	810,917
STORE Capital Corp., REIT	160,986	5,470,304
Weyerhaeuser Co., REIT	79,574	2,668,116
		$20,519,102
Restaurants – 0.6%
Starbucks Corp.	66,961	$7,163,488
Specialty Chemicals – 0.5%
Linde PLC	21,307	$5,614,608
Specialty Stores – 7.0%
Amazon.com, Inc. (a)	19,588	$63,796,745
AutoZone, Inc. (a)	850	1,007,624
Home Depot, Inc.	57,534	15,282,181
Ross Stores, Inc.	21,255	2,610,327
		$82,696,877
Telecommunications - Wireless – 0.8%
T-Mobile USA, Inc. (a)	68,612	$9,252,328
Telephone Services – 0.0%
Verizon Communications, Inc.	10,454	$614,173
Tobacco – 0.9%
Altria Group, Inc.	173,246	$7,103,086
Philip Morris International, Inc.	48,659	4,028,479
		$11,131,565
Trucking – 0.1%
Knight-Swift Transportation Holdings, Inc.	30,549	$1,277,559
Utilities - Electric Power – 1.9%
CenterPoint Energy, Inc.	114,798	$2,484,229
Edison International	65,358	4,105,789
Exelon Corp.	222,593	9,397,876

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
NRG Energy, Inc.	173,832	$6,527,392
		$22,515,286
Total Common Stocks		$1,176,123,829
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.1% (v)	5,737,855	$5,737,855

Other Assets, Less Liabilities – (0.0)%		(450,906)
Net Assets – 100.0%		$1,181,410,778
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,737,855 and $1,176,123,829, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,176,123,829	$—	$—	$1,176,123,829
Mutual Funds	5,737,855	—	—	5,737,855
Total	$1,181,861,684	$—	$—	$1,181,861,684
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,529,266	$45,725,140	$44,516,551	$—	$—	$5,737,855

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,241	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.